INCOME TAX (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
The Company and its Israeli subsidiaries	$ 55,316	$ 51,562	$ 39,594
Non-Israeli subsidiaries	9,089	1,268	9,374
Income before income tax	$ 64,405	$ 52,830	$ 48,968